FINANCING RECEIVABLES, NET - Schedule of movement for allowance for financing receivables (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of movement for allowance for financing receivables - Roll Forward
Balance at the beginning of the year	¥ 60,673,961		¥ 50,492,700
Balance at the beginning of the year	60,673,961	$ 8,545,749
Additions			266,372,590
Write off			(256,191,329)
Reversal	(234,217,651)	(32,988,866)
Recovery	162,845,410	22,936,296
Balance at the end of the year - net basis	3,075,936	433,237	60,673,961
Balance at the end of the year - gross basis	57,971,477	8,165,112	¥ 60,673,961
Adjustment | Adoption of ASC 326
Schedule of movement for allowance for financing receivables - Roll Forward
Balance at the end of the year - net basis	13,774,216	1,940,058
Balance at the end of the year - gross basis	¥ 54,895,541	$ 7,731,875